REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES
REVENUES

3.    REVENUES

The Group’s revenues for the respective periods are detailed as follows:

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Sales of solar modules	25,656,934,835	24,090,687,469	28,500,123,425
Sales of silicon wafers	455,695,782	567,241,687	913,702,864
Sales of solar cells	346,069,432	291,232,876	282,407,099
Sales of solar projects	—	93,451,309	—
Revenue from generated electricity	14,243,405	—	50,054,371
Total	26,472,943,454	25,042,613,341	29,746,287,759

The following table summarizes the Group’s net revenues generated in respective region:

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	9,854,855,071	6,610,688,059	5,195,021,423
North America	4,113,448,120	2,746,348,909	7,550,454,941
Europe	2,080,154,303	1,984,476,407	5,201,919,985
Asia Pacific	3,721,851,092	6,575,869,478	7,304,164,060
Rest of the world	6,702,634,868	7,125,230,488	4,494,727,350
Total	26,472,943,454	25,042,613,341	29,746,287,759